Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
35.	FINANCIAL INSTRUMENTS
Financial assets of the Group include cash and cash equivalents, bank deposits, equity instrument, accounts receivable, financial assets at FVTPL and financial assets included in prepayments and other current assets. Financial liabilities of the Group include short-term and long-term debt, accounts payable and financial liabilities included in accrued expenses and other payables.
(a)
Fair Value Measurements
Based on IFRS 13, “
Fair Value Measurement
”, the fair value of each financial instrument is categorized in its entirety based on the lowest level of input that is significant to that fair value measurement. The levels are defined as follows:

•	Level 1: fair values measured using quoted prices (unadjusted) in active markets for identical financial instruments

•
Level 2: fair values measured using quoted prices in active markets for similar financial instruments, or using valuation techniques in which all significant inputs are directly or indirectly based on observable market data

•	Level 3: fair values measured using valuation techniques in which any significant input is not based on observable market data
The fair values of the Group’s financial instruments (other than long-term debt and financial instruments measured at fair value) approximate their carrying amounts due to the short-term maturity of these instruments.
The listed equity securities investment included in
the
Group’s equity instruments at fair value through other comprehensive income are categorized as level 1 financial instruments. The fair value of the Group’s listed equity securities investment, which amounted to RMB638 and RMB1,228 as of December 31, 2018 and 2019 respectively was based on quoted market price on PRC stock exchanges.
The fair values of long-term debt is estimated by discounting future cash flows using current market interest rates offered to the Group for debt with substantially the same characteristics and maturities. The fair value measurement of long-term debt is categorized as level 2. The interest rates used by the Group in estimating the fair values of long-term debt, having considered the foreign currency denomination of the debt, ranged from 3.7% to 4.9% (2018: 1.0% to 4.9%). As of December 31, 2018 and 2019, the carrying amounts and fair value of the Group’s long-term debt was as follows:

	December 31, 2018		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	RMB	RMB	RMB	RMB
Long-term debt	45,991	44,968	36,495	35,780

During the year, there were no transfers among instruments in level 1, level 2 or level 3.

(b)
Risks
The Group’s financial instruments are exposed to three main types of risks, namely, credit risk, liquidity risk and market risk (which mainly comprises of interest rate risk and foreign currency exchange rate risk). The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out under policies approved by the Board of Directors. The Board provides principles for overall risk management, as well as policies covering specific areas, such as liquidity risk, credit risk, and market risk. The Board regularly reviews these policies and authorizes changes if necessary based on operating and market conditions and other relevant risks. The following summarizes the qualitative and quantitative disclosures for each of the three main types of risks:
(i) Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. For the Group, this arises mainly from deposits it maintains at financial institutions and credit it provides to customers for the provision of telecommunications services.
Cash and cash equivalents and short-term bank deposits
To limit exposure to credit risk relating to deposits, the Group primarily places cash deposits only with large state-owned financial institutions in the PRC with acceptable credit ratings. The credit risks on bank balances are limited because the counterparties are banks with high credit ratings.

Accounts receivable and contract assets arising from contracts with customers
For accounts receivable and contract assets, management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable and contract assets. These evaluations focus on the customer’s past history of making payments when due and current ability to pay, and take into account information specific to the customer as well as pertaining to the economic environment in which the customer operates. In addition, the Group performs impairment assessment under ECL model upon application of IFRS 9 on trade balances individually or based on provision matrix. Furthermore, the Group has a diversified base of customers with no single customer contributing more than 10% of revenues for the periods presented.
The Group measures loss allowances for accounts receivable and contract assets at an amount equal to lifetime ECL, which is calculated using a provision matrix, or individually assessed for those debtors with significant balances or credit impaired debtors. As different loss patterns were indicated during the analysis of the Group’s historical credit loss experience between telephone and Internet subscribers and enterprise customers, the following tables provide information about the Group’s exposure to credit risk and ECL for accounts receivables and contract assets from telephone and Internet subscribers and enterprise customers, respectively, as of December 31, 2018 and 2019:
Accounts receivable from telephone and Internet subscribers:

	December 31, 2018
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
Current, within 1 month	2%	8,376	158
1 to 3 months	20%	2,117	420
4 to 6 months	60%	839	502
7 to 12 months	80%	1,093	875
Over 12 months	100%	943	943

		13,368	2,898

	December 31, 2019
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
Current, within 1 month	2%	7,545	141
1 to 3 months	20%	1,777	349
4 to 6 months	60%	739	444
7 to 12 months	80%	1,083	867
Over 12 months	100%	1,002	1,002

		12,146	2,803

Accounts receivable and contract assets from enterprise customers:

	December 31, 2018
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
1 to 6 months	2%	4,478	109
7 to 12 months	20%	800	157
1 to 2 years	60%	479	290
2 to 3 years	90%	225	202
Over 3 years	100%	298	298

		6,280	1,056

	December 31, 2019
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
1 to 6 months	2%	5,452	102
7 to 12 months	20%	1,428	239
1 to 2 years	60%	621	353
2 to 3 years	90%	258	224
Over 3 years	100%	371	364

		8,130	1,282

As of December 31, 2019, the loss allowance for accounts receivable and contract assets was
RMB4,692 and RMB8

(2018: RMB
4,680 and RMB8
)
, respectively. Loss allowance of RMB615 and RMB734 as of December 31, 201
9
and 201
8
, respectively, which was not calculated collectively in the above tables, was made individually on debtors with significant balances
or
credit impaired debtors.
Expected loss rates are based on actual loss experience over the past 1 to 3 year
s
. These rates are adjusted to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.
Movement in the loss allowance account in respect of accounts receivable during the year is as follows:

	2018	2019
	RMB	RMB
At beginning of year	4,761	4,680
Impairment losses for ECL	2,008	1,653
Amounts written off	(2,089)	(1,641)

At end of year	4,680	4,692

Liquidity risk refers to the risk that funds will not be available to meet liabilities as they fall due, and results from timing and amount mismatches of cash inflow and outflow. The Group manages liquidity risk by maintaining sufficient cash balances and adequate amount of committed banking facilities to meet its funding needs, including working capital, principal and interest payments on debts, dividend payments, capital expenditures and new investments for a set minimum period of between 3 to 6 months.
The following table sets out the remaining contractual maturities at the end of the reporting period of the Group’s financial liabilities and lease liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the end of the reporting period) and the earliest date the Group would be required to repay:

	2018
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	49,537	51,091	51,091	—	—	—
Long-term debt	45,991	52,625	2,602	19,604	25,061	5,358
Accounts payable	107,887	107,887	107,887	—	—	—
Accrued expenses and other payables	43,497	43,497	43,497	—	—	—
Finance lease obligations	216	241	112	40	82	7

	247,218	255,341	205,189	19,644	25,143	5,365

	2019
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	42,527	43,697	43,697	—	—	—
Long-term debt	36,495	40,791	4,625	1,184	30,824	4,158
Accounts payable	102,616	102,616	102,616	—	—	—
Accrued expenses and other payables	48,516	48,516	48,516	—	—	—
Lease liabilities	42,146	45,535	12,846	11,794	17,266	3,629

	272,300	281,155	212,300	12,978	48,090	7,787

Management believes that the Group’s current cash on hand, expected cash flows from operations and available credit facilities from banks (Note 18) will be sufficient to meet the Group’s working capital requirements and repay its borrowings and obligations when they become due.

(iii) Interest rate risk
The Group’s interest rate risk exposure arises primarily from its short-term debt and long-term debt. Debts carrying interest at variable rates and at fixed rates expose the Group to cash flow interest rate risk and fair value interest rate risk respectively. The Group manages its exposure to interest rate risk by closely monitoring the change in the market interest rate.
The following table sets out the interest rate profile of the Group’s debt at the end of the reporting period:

	2018		2019
	Effective		Effective
	interest rate		interest rate
	%	RMB	%	RMB
Fixed rate debt:
Short-term debt	3.2	49,347	2.5	29,022
Long-term debt	3.3	45,991	3.1	36,495

		95,338		65,517
Variable rate debt:
Short-term debt	4.2	190	3.8	13,505

		190		13,505

Total debt		95,528		79,022

Fixed rate debt as a percentage of total debt		99.8%		82.9%

Management does not expect the increase or decrease in interest rate will materially affect the Group’s financial
position
and result of operations
because
the interest rates of 82.9% (December 31, 2018: 99.8%) of the Group’s short-term and long-term debt as of December 31, 2019 are fixed as set out above.
(iv) Foreign currency exchange rate risk
Foreign currency exchange rate risk arises on financial instruments that are denominated in a currency other than the functional currency in which they are measured. The Group’s foreign currency risk exposure relates to bank deposits and borrowings denominated primarily in US dollars, Euros and Hong Kong dollars.
Management does not expect the appreciation or depreciation of the Renminbi against foreign currencies will materially affect the Group’s financial position and result of operations because 78.0% (December 31, 2018: 64.0%) of the Group’s cash and cash equivalents and 99.4% (December 31, 2018: 99.4%) of the Group’s short-term and long-term debt as of December 31, 2019 are denominated in Renminbi. Details of bank loans denominated in other currencies are set out in Note 18.